Leases	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about leases for lessee [abstract]
Leases	Leases

	Land and buildings	Oil and gas properties	Other plant and equipment	Total
	US$m	US$m	US$m	US$m
Lease assets
Year ended 31 December 2025
Carrying amount at 1 January 2025	603	17	671	1,291
Additions	21	-	289	310
Disposals at written down value	(1)	-	-	(1)
Lease remeasurements	11	13	9	33
Depreciation	(57)	(27)	(121)	(205)
Carrying amount at 31 December 2025	577	3	848	1,428
At 31 December 2025
Historical cost	852	534	1,533	2,919
Accumulated depreciation and impairment	(275)	(531)	(685)	(1,491)
Net carrying amount	577	3	848	1,428
Lease liabilities
Year ended 31 December 2025
At 1 January 2025	734	33	856	1,623
Additions	20	-	289	309
Disposals	(2)	-	-	(2)
Repayments (principal and interest)	(94)	(39)	(202)	(335)
Accretion of interest	33	1	72	106
Lease remeasurements	37	7	14	58
Carrying amount at 31 December 2025	728	2	1,029	1,759
Current	55	2	102	159
Non-current	673	-	927	1,600
Carrying amount at 31 December 2025	728	2	1,029	1,759
Lease assets
Year ended 31 December 2024
Carrying amount at 1 January 2024	430	107	693	1,230
Acquisitions through asset acquisitions[1]	172	-	-	172
Additions	37	-	111	148
Disposals at written down value	-	(1)	(1)	(2)
Lease remeasurements	16	17	10	43
Depreciation	(52)	(106)	(142)	(300)
Carrying amount at 31 December 2024	603	17	671	1,291
At 31 December 2024
Historical cost	825	518	1,235	2,578
Accumulated depreciation and impairment	(222)	(501)	(564)	(1,287)
Net carrying amount	603	17	671	1,291
Lease liabilities
Year ended 31 December 2024
At 1 January 2024	607	130	878	1,615
Acquisitions through asset acquisitions[1]	178	-	-	178
Additions	37	-	111	148
Disposals	-	(7)	(1)	(8)
Repayments (principal and interest)	(83)	(118)	(210)	(411)
Accretion of interest	26	4	72	102
Lease remeasurements	(31)	24	6	(1)
Carrying amount at 31 December 2024	734	33	856	1,623
Current	55	32	102	189
Non-current	679	1	754	1,434
Carrying amount at 31 December 2024	734	33	856	1,623
1.Refer to Note B.7 for details of asset acquisitions.
Recognition and measurement
When a contract is entered into, the Group assesses whether the contract contains a lease. A lease arises when the Group has the right to direct the use of an identified asset which is not substitutable and to obtain substantially all economic benefits from the use of the asset throughout the period of use. The leases recognised by the Group predominantly relate to LNG vessels, property and drilling rigs.
The Group separates the lease and non-lease components of the contract and accounts for these separately. The Group allocates the consideration in the contract to each component on the basis of their relative stand-alone prices.
Leases as a lessee
Lease assets and lease liabilities are recognised at the lease commencement date, which is when the assets are available for use. The assets are initially measured at cost, which is the present value of future lease payments adjusted for any lease payments made at or before the commencement date, plus any make-good obligations and initial direct costs incurred.
Lease assets are depreciated using the straight-line method over the shorter of their useful life and the lease term. Refer to Note B.3 for the useful lives of assets. Periodic adjustments are made for any re-measurements of the lease assets and for impairment losses, assessed in accordance with the Group’s impairment policies.
Lease liabilities are initially measured at the present value of future minimum lease payments, discounted using the Group’s incremental borrowing rate if the rate implicit in the lease cannot be readily determined, and are subsequently measured at amortised cost using the effective interest rate. Minimum lease payments are fixed payments or index-based variable payments incorporating the Group’s expectations of extension options and do not include non-lease components of a contract. A portfolio approach was taken when determining the implicit discount rate for LNG vessels with similar terms and conditions on transition.
The lease liability is remeasured when there are changes in future lease payments arising from a change in rates, index or lease terms from exercising an extension or termination option. A corresponding adjustment is made to the carrying amount of the lease assets, with any excess recognised in the consolidated income statement.
There are no restrictions placed upon the lessee by entering into these leases.
Short-term leases and leases of low value assets
Short-term leases (lease term of 12 months or less) and leases of low value assets are recognised as incurred as an expense in the consolidated income statement. Low value assets comprise plant and equipment.
Foreign exchange risk
The Group held $437 million of lease liabilities at 31 December 2025 (2024: $408 million) in currencies other than the US dollar
(predominantly Australian dollars).
Maturity profile of lease liabilities
The table below presents the contractual undiscounted cash flows associated with the Group’s lease liabilities, representing principal and interest. The figures will not necessarily reconcile with the amounts disclosed in the consolidated statement of financial position.

	2025	2024
	US$m	US$m
Due for payment in:
1 year or less	295	286
1-2 years	264	218
2-3 years	254	198
3-4 years	254	195
4-5 years	255	195
More than 5 years	1,280	899
	2,602	1,991
Lease commitments
The table below presents the contractual undiscounted cash flows associated with the Group’s future lease commitments for non-
cancellable leases not yet commenced, representing principal and interest.

	2025	2024
	US$m	US$m
Due for payment:
Within one year	212	32
After one year but not more than five years	898	775
Later than five years	2,375	2,360
	3,485	3,167
Payments of $296 million (2024: $292 million) for short-term leases (lease term of 12 months or less) and payments of $10 million
(2024: $17 million) for leases of low value assets were expensed in the consolidated income statement. Total payments for leases in the consolidated statement of cash flows are $645 million (2024: $689 million), with $233 million (2024: $293 million) included in financing activities.
The Group has short-term and/or low value lease commitments for marine vessels and carriers, property, drill rigs and plant and equipment contracted for, but not provided for in the financial statements, of $249 million (2024: $276 million).
Significant estimates and judgements
(a) Control
Judgement is required to assess whether a contract is or contains a lease at inception by assessing whether the Group has the right to direct the use of the identified asset and obtain substantially all the economic benefits from the use of that asset.
(b) Lease term
Judgement is required when assessing the term of the lease and whether to include optional extension and termination periods. Option periods are only included in determining the lease term at inception when they are reasonably certain to be exercised. Lease terms are reassessed when a significant change in circumstances occurs. On this basis, possible additional lease payments amounting to $2,342 million (2024: $2,113 million) were not included in the measurement of lease liabilities.
(c) Interest in joint arrangements
Judgement is required to determine the Group’s rights and obligations for lease contracts within joint operations, to assess whether lease liabilities are recognised gross (100%) or in proportion to the Group’s participating interest in the joint operation. This includes an evaluation of whether the lease arrangement contains a sublease with the joint operation.
(d) Discount rates
Judgement is required to determine the discount rate, where the discount rate is the Group’s incremental borrowing rate if the rate implicit in the lease cannot be readily determined. The incremental borrowing rate is determined with reference to the Group’s borrowing portfolio at the inception of the arrangement or the time of the modification.